Interests in Structured Entities - Schedule of Interests and Maximum Exposure to Loss From Significant Unconsolidated Financing Structured Entities (Detail) - Unconsolidated structured entities [Member] - Financing SEs [Member] - CAD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [Line Items]
Company's interests	$ 850	$ 931
Manulife Finance (Delaware), L.P.[Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's interests	$ 850	$ 931